Accounts Receivables - Concessions (Details 2) - Bonus From The Grant Of Concession Agreements Under The Quota System [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2022	R$ 766,832	R$ 730,851
Transfers to electricity grid use charges - customers	(88,461)	(82,458)
Interest (Note 30.1)	114,370	118,439
Balance as of December 31, 2023	R$ 792,741	R$ 766,832